Share Options Outstanding - Activity of options (Details) - $ / shares		12 Months Ended
	Jun. 23, 2022	Jun. 30, 2023	Jun. 30, 2022
No. of shares
Options granted	1,400,000
Loan Funded Share Plan | After conversion to Tritium DCFC shares
Average Weighted Life Contractually Remaining (Years)
Average weighted life contractually remaining			4 years 2 months 4 days
Average weighted life contractually remaining, options exercised		2 years 4 months 2 days
Average weighted life contractually remaining, ending balance (vested and exercisable)		3 years 5 months 8 days
Average Weighted Fair Value
Beginning balance		$ 0.56
Options exercised		0.66
Ending balance		0.86	$ 0.56
Average Weighted Exercise Price
Beginning balance		1.75
Options exercised		1.41
Ending balance		$ 1.74	$ 1.75
No. of shares
Beginning balance		4,200,371
Options exercised		(484,683)
Ending balance		3,715,688	4,200,371
Tritium DCFC Share Options Plans - LTIP
Average Weighted Life Contractually Remaining (Years)
Average weighted life contractually remaining		2 years 6 months 3 days
Average weighted life contractually remaining, options granted		1 year 7 months 13 days
Average Weighted Fair Value
Options granted		$ 2.06
Options exercised		5.22
Options cancelled		0
Ending balance		1.54
Average Weighted Exercise Price
Options granted		0
Options exercised		1.71
Options cancelled		0
Ending balance		$ 0
No. of shares
Options granted		979,468
Options exercised		(148,760)
Options cancelled		0
Ending balance		780,708
STIP
Average Weighted Fair Value
Options granted		$ 1.18
Options exercised		1.27
Ending balance		1.08
Average Weighted Exercise Price
Options exercised		$ 1.38
No. of shares
Options granted		738,139
Options exercised		(559,970)
Ending balance		178,169
ESPP
Average Weighted Life Contractually Remaining (Years)
Average weighted life contractually remaining, options granted		8 months 26 days
Average weighted life contractually remaining, ending balance (vested and exercisable)		6 months
Average Weighted Fair Value
Beginning balance		$ 0
Options granted		0.326
Ending balance		0.33	$ 0
Average Weighted Exercise Price
Options granted		1.00
Ending balance		$ 1.00
No. of shares
Options granted		570,866
Ending balance		570,866
ESS
Average Weighted Life Contractually Remaining (Years)
Average weighted life contractually remaining			3 months
Average Weighted Fair Value
Beginning balance		$ 6.19
Options exercised		(6.18)
Options cancelled		6.41
Ending balance		$ 6.15	$ 6.19
No. of shares
Beginning balance		1,328,758
Options exercised		(725,199)
Options cancelled		(7,332)
Ending balance		596,227	1,328,758